Offerings	Aug. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2015 Stock Option and Incentive Plan, as amendedCommon Stock, par value $0.001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	4.61
Maximum Aggregate Offering Price	$ 23,050,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,529
Offering Note

1 Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, par value $0.001 per share (“Common Stock”), of aTyr Pharma, Inc. (the “Registrant”) that become issuable under the aTyr Pharma, Inc. 2015 Stock Option and Incentive Plan, as amended (the “2015 Plan”), by reason of any stock dividend, stock split, recapitalization or other similar transaction.

The proposed maximum offering price per unit and proposed maximum aggregate offering price are estimated pursuant to Rule 457(h) and Rule 457(c) under the Securities Act solely for purposes of calculating the registration fee, which is calculated using the average of the high and low prices of the Common Stock on August 1, 2025, as reported on the Nasdaq Capital Market, which date is within five business days prior to the filing of this Registration Statement.

The number of shares being registered represents 5,000,000 additional shares of Common Stock reserved and available for issuance under the 2015 Plan, as approved by the Registrant’s stockholders at its annual meeting of stockholders on May 1, 2025 (the “2025 Annual Meeting”). At the 2025 Annual Meeting, the Registrant’s stockholders approved an amendment to the 2015 Plan to increase the maximum number of shares of Common Stock reserved and available for issuance under the 2015 Plan by 5,000,000 to 15,719,300.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2022 Inducement Plan, as amendedCommon Stock, par value $0.001 per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	4.61
Maximum Aggregate Offering Price	$ 1,383,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 212
Offering Note

2 Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the aTyr Pharma, Inc. 2022 Inducement Plan, as amended (the “Inducement Plan”), by reason of any stock dividend, stock split, recapitalization or other similar transaction.

The proposed maximum offering price per unit and proposed maximum aggregate offering price are estimated pursuant to Rule 457(h) and Rule 457(c) under the Securities Act solely for purposes of calculating the registration fee, which is calculated using the average of the high and low prices of the Common Stock on August 1, 2025, as reported on the Nasdaq Capital Market, which date is within five business days prior to the filing of this Registration Statement.

The number of shares being registered represents 300,000 additional shares of Common Stock reserved and available for issuance under the Inducement Plan, for an aggregate of 600,000 shares of Common Stock issuable under the Inducement Plan, pursuant to approval of the Compensation Committee of the Registrant’s Board of Directors on March 21, 2025.